Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 155	$ 204
Debt securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	8,805	8,402
Maximum exposure to loss	8,805	8,402
Cash, cash equivalents and short-term securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,115	498
Maximum exposure to loss	1,115	498
Equity securities | Investment funds - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	5,102	3,453
Maximum exposure to loss	5,102	3,453
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	2,299	2,293
Maximum exposure to loss	2,299	2,293
Other invested assets | Limited partnerships - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,842	1,682
Maximum exposure to loss	$ 1,842	$ 1,682